Loans and Borrowings - Additional Information (Details) $ in Thousands		6 Months Ended			12 Months Ended
	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Jun. 30, 2023 EUR (€) Facility Size euroPerBond oCEANE shares	Dec. 31, 2022 EUR (€) shares	Jun. 30, 2022 EUR (€) euroPerBond oCEANE	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2023	Jun. 30, 2023 USD ($) shares
Disclosure of detailed information about borrowings [line items]
Increase Decrease Through Capital Increase			€ 0
New shares created (in shares) | shares		49,834,983	49,834,983		49,834,983		49,834,983
Deferred tax liabilities		€ 491,000	€ 510,000		€ 510,000
Deferred tax assets		0	0		0
Current convertible loans		415,000	415,000		415,000
Non-current convertible loans		51,009,000	49,861,000		49,861,000
Other borrowings		23,998,000	24,999,000		24,999,000
Other current loans and borrowings		7,333,000	4,665,000		4,665,000
Other non-current loans and borrowings		16,665,000	20,334,000		20,334,000
Refundable and conditional advances, Net book value		3,229,000	3,229,000		3,229,000
TOTAL - Refundable and conditional advances | $							$ 3,229
TOTAL		€ 81,354,000
Potential ordinary share transactions [member]
Disclosure of detailed information about borrowings [line items]
Percentage of new shares issued (in percent)		21.20%
Maximum dilution of convertible instruments, percentage		17.50%
Within 1 Year
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		€ 0
TOTAL		7,748,000
Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		7,360,000
Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		58,832,000
Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,909,000
Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
TOTAL		1,389,000
Later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances | $							3,229
TOTAL		4,116,000
BPI FRANCE - IT-DIAB
Disclosure of detailed information about borrowings [line items]
Refundable and conditional advances, Total amount allocated		3,229,000	3,229,000		3,229,000
Refundable and conditional advances, Receipts		3,229,000		€ 3,229,000	3,229,000
Refundable and conditional advances, Repayments		0		0	0
Refundable and conditional advances, Effects of discounting		0		€ 0	0
Refundable and conditional advances, Net book value		€ 3,229,000	3,229,000		3,229,000
Refundable and conditional advances, Grant date		Dec. 23, 2008		Dec. 23, 2008
TOTAL - Refundable and conditional advances | $							3,229
BPI FRANCE - IT-DIAB | Within 1 Year
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		€ 0
BPI FRANCE - IT-DIAB | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
BPI FRANCE - IT-DIAB | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
BPI FRANCE - IT-DIAB | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		0
BPI FRANCE - IT-DIAB | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances		€ 0
BPI FRANCE - IT-DIAB | Later than five years
Disclosure of detailed information about borrowings [line items]
TOTAL - Refundable and conditional advances | $							$ 3,229
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	29.60
Aggregate nominal amount	€ 180,000,000
Conversion Exchange Premium		550.00%
Notes and debentures issued		€ 51,424,000	50,276,000		50,276,000
OCEANE | Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	3,185,821	1,923,662		1,923,662
Nominal value per unit (in EUR per bond) | euroPerBond	29.60	29.60		29.60
Effective Interest Rate	8.80%	8.80%		8.80%
Notional amount	€ 94,300,301.6	€ 56,940,395.2	56,940,395.2		56,940,395.2
Convertible Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		57,356,000
Convertible Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		415,000
Convertible Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Convertible Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		56,940,000
Convertible Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Convertible Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Convertible Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Refundable And Conditional Advances [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings		3,229,000	3,229,000		3,229,000
Other current loans and borrowings		0	0		0
Other non-current loans and borrowings		3,229,000
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings		14,732,000	15,196,000		15,196,000
Other current loans and borrowings		6,321,000	3,619,000		3,619,000
Other non-current loans and borrowings		8,411,000	11,578,000		11,578,000
Other Loans And Borrowings		14,732,000
Bank Loans [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)
Facility size | Facility Size		20,465,000
Installments
Bank loan outstanding		€ 14,751,000	15,221,000		15,221,000
Bank Loans [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		6,321,000
Bank Loans [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		6,343,000
Bank Loans [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		863,000
Bank Loans [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		868,000
Bank Loans [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		336,000
Bank Loans [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Bank Loans [Member] | B N P Four [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						0.87%
Debt maturity date		April 2017
Facility size | Facility Size		800,000
Installments		60 monthly
Bank loan outstanding		€ 0	54,000		54,000
Bank Loans [Member] | Other [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						0.00%
Debt maturity date		-
Facility size | Facility Size		0
Installments		—
Bank loan outstanding		€ 15,000	17,000		17,000
Bank Loans [Member] | CDN PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						1.36%
Debt maturity date		June 2021
Facility size | Facility Size		900,000
Installments		8 quarterly
Bank loan outstanding		€ 900,000	900,000		900,000
Bank Loans [Member] | CIC PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						0.75%
Debt maturity date		June 2021
Facility size | Facility Size		2,200,000
Installments		8 quarterly
Bank loan outstanding		€ 2,200,000	2,200,000		2,200,000
Bank Loans [Member] | BNP PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						0.45%
Debt maturity date		June 2021
Facility size | Facility Size		4,900,000
Installments		8 quarterly
Bank loan outstanding		€ 4,900,000	4,900,000		4,900,000
Bank Loans [Member] | Natixis PGE [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						0.40%
Debt maturity date		June 2021
Facility size | Facility Size		3,000,000
Installments		8 quarterly
Bank loan outstanding		€ 3,000,000	3,000,000		3,000,000
Bank Loans [Member] | BPI Pret Taux Bonifie [Member] | Research and Laboratory Equipment
Disclosure of detailed information about borrowings [line items]
New debt recognized		€ 0
Interest rate (in percent)						2.25%
Debt maturity date		November 2021
Facility size | Facility Size		2,250,000
Installments		20 quarterly
Bank loan outstanding		€ 2,036,000	2,250,000		2,250,000
Obligations Under Leases [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings		6,030,000	6,559,000		6,559,000
Other current loans and borrowings		1,005,000	1,032,000		1,032,000
Other non-current loans and borrowings		5,025,000	5,527,000		5,527,000
Accrued Interests [Member]
Disclosure of detailed information about borrowings [line items]
Other borrowings		8,000	14,000		14,000
Other current loans and borrowings		8,000	14,000		14,000
Other non-current loans and borrowings		0	€ 0		€ 0
Other Loans And Borrowings		8,000
Accrued Interests [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		8,000
Accrued Interests [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Accrued Interests [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Accrued Interests [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Accrued Interests [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Accrued Interests [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		0
Other Financial Loans And Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		78,125,000
Other Financial Loans And Borrowings [Member] | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		7,748,000
Other Financial Loans And Borrowings [Member] | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		7,360,000
Other Financial Loans And Borrowings [Member] | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		58,832,000
Other Financial Loans And Borrowings [Member] | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,909,000
Other Financial Loans And Borrowings [Member] | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,389,000
Other Financial Loans And Borrowings [Member] | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		886,000
Lease
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		6,030,000
Lease | Within 1 Year
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,005,000
Lease | Later than one year and not later than two years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,017,000
Lease | Later than two years and not later than three years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,029,000
Lease | Later than three years and not later than four years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,040,000
Lease | Later than four years and not later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		1,053,000
Lease | Later than five years
Disclosure of detailed information about borrowings [line items]
Other Loans And Borrowings		€ 886,000